November 5, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re:	Munder Series Trust II (the “Trust”) (File Nos. 333-15205, 811-07897)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus dated October 31, 2007 for the Munder Healthcare Fund of the Trust does not differ from that contained in Post-Effective Amendment No. 23 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on October 26, 2007 (Accession No. 0001193125-07-227101), with a designated effective date of October 31, 2007.

If you have any questions, please contact me at (617) 662-3969.

Sincerely,

/s/ Francine S. Hayes
Francine S. Hayes Vice President and Counsel

cc:	A. Eisenbeis